Securities - Summary of Amortized Cost and Fair Value of Debt Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale
Due in one year or less, Amortized Cost	$ 5,121
Due after one through five years, Amortized Cost	17,239
Due after five through ten years, Amortized Cost	29,540
Due after ten years, Amortized Cost	46,305
Total debt securities available-for-sale, Amortized Cost	98,205
Due in one year or less, Fair Value	5,122
Due after one through five years, Fair Value	17,211
Due after five through ten years, Fair Value	29,508
Due after ten years, Fair Value	45,822
Total debt securities available-for-sale, Fair Value	97,663
Held-to-maturity
Due in one year or less, Amortized Cost	4,700
Due after one through five years, Amortized Cost	478
Due after five through ten years, Amortized Cost	3,000
Due after ten years, Amortized cost	17,580
Amortized Cost, Held to maturity	25,758	$ 23,883
Due in one year or less, Fair Value	4,695
Due after one through five years, Fair Value	494
Due after five through ten years, Fair Value	2,887
Due after ten years, Fair Value	17,415
Total debt securities held-to-maturity, Fair Value	$ 25,491	$ 23,444